Employee Benefit Plans - Schedule of Other Post-Employment Benefit Plans (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Canadian [Member]
Benefit costs for the year ended
Discount rate	4.65%	5.20%
Health care cost trend rate	6.04%
Canadian [Member] | Bottom of range [member]
Benefit costs for the year ended
Health care cost trend rate		4.04%
Other medical trend rates	4.00%	4.00%
Canadian [Member] | Top of range [member]
Benefit costs for the year ended
Health care cost trend rate		6.04%
Other medical trend rates	5.11%	5.11%
US [Member]
Benefit costs for the year ended
Discount rate	5.60%	5.30%
Health care cost trend rate
Other medical trend rates